Income Taxes - Components of Net Deferred Income Tax Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 25, 2015
Deferred tax assets:
Accrued liabilities and reserves	$ 50,221	$ 32,494
Tax loss and credit carryforwards	14,138	18,699
Postretirement benefits	14,232	11,481
Inventory	6,526	18,481
Other	1,320	2,425
Deferred tax assets	86,437	83,580
Deferred tax liabilities:
Property, plant and equipment	(12,785)	(8,458)
Intangible assets	(70,037)	(74,649)
Loss on investment	(5,151)	(4,248)
Other	(1,695)	(2,163)
Deferred tax liabilities	(89,668)	(89,518)
Net deferred tax liability before valuation allowance	(3,231)	(5,938)
Valuation allowance	(8,658)	(7,532)
Net deferred tax liability	$ (11,889)	$ (13,470)